Information Regarding Reportable Business Segments (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Net sales	$ 292,852	$ 307,951	$ 278,263	$ 279,902	$ 247,511	$ 290,182	$ 270,407	$ 278,289	$ 248,651	$ 571,758	$ 527,413	$ 1,113,627	$ 1,087,529	$ 1,020,784
Operating income (loss):
Operating income (loss)	21,544	$ 20,571	$ 22,480	25,014	$ 9,750	$ 27,745	$ 16,979	$ 15,426	$ 4,286	31,006	34,764	77,815	64,436	7,896
Operating Segments | Bracing and Vascular
Net sales:
Net sales	131,751			136,179						255,967	250,083	526,295	504,590	476,492
Operating income (loss):
Operating income (loss)	29,072			31,497						49,606	52,393	115,791	102,933	86,447
Operating Segments | Recovery Sciences
Net sales:
Net sales	38,449			40,102						75,024	74,627	156,194	157,485	158,110
Operating income (loss):
Operating income (loss)	8,056			7,472						14,501	11,402	29,035	33,863	37,689
Operating Segments | Surgical Implant
Net sales:
Net sales	42,575			28,071						85,625	54,997	134,843	100,139	87,088
Operating income (loss):
Operating income (loss)	6,053			4,392						13,282	8,712	25,531	12,712	8,669
Operating Segments | International
Net sales:
Net sales	80,077			75,550						155,142	147,706	296,295	325,315	299,094
Operating income (loss):
Operating income (loss)	14,653			13,312						23,642	25,697	48,578	62,304	57,515
Expenses not allocated to segments and eliminations
Operating income (loss):
Operating income (loss)	$ (36,290)			$ (31,659)						$ (70,025)	$ (63,440)	$ (141,120)	$ (147,376)	$ (182,424)